Leases - Schedule of Right-of-use Assets (Details) $ in Thousands	9 Months Ended
Sep. 30, 2026 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	$ 2,387
Balance – End of period	5,152
Costs
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	7,177
Additions (Amortization)	4,776
Additions through acquisitions	223
Modifications to and disposals of lease contracts	(2,877)
Effects of foreign exchange	(650)
Balance – End of period	8,649
Accumulated amortization
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	(4,790)
Additions (Amortization)	(1,465)
Modifications to and disposals of lease contracts	2,253
Effects of foreign exchange	505
Balance – End of period	$ (3,497)